Spartan® 500 Index Fund

Class/Ticker
Investor/FUSEX	Fidelity Advantage®/FUSVX

Summary Prospectus

April 29, 2013

Fund Summary

Fund/Class:
Spartan® 500 Index Fund/Investor, Fidelity Advantage®

Investment Objective

The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage® Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.100%	0.070%
Fee waiver and/or expense reimbursement A	0.005%	0.020%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.050%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.05%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 88

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

Summary Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	28.50%	10.73%	4.85%	15.72%	5.43%	-37.03%	26.51%	14.98%	2.03%	15.93%

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	15.95%	June 30, 2009
Lowest Quarter Return	-21.95%	December 31, 2008
Year-to-Date Return	10.58%	March 31, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Summary Prospectus

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years/Life of class
Investor Class - Return Before Taxes	15.93%	1.61%	7.03%
Return After Taxes on Distributions	15.56%	1.28%	6.71%
Return After Taxes on Distributions and Sale of Fund Shares	10.83%	1.32%	6.14%
Fidelity Advantage Class - Return Before Taxes	15.97%	1.65%	4.76%A
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

A From October 14, 2005.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode) and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund.

Portfolio Manager(s)

James Francis (senior portfolio manager) has managed the fund since October 2011.

Lou Bottari (portfolio manager) has managed the fund since January 2009.

Maximilian Kaufmann (portfolio manager) has managed the fund since December 2009.

Patrick Waddell (portfolio manager) has managed the fund since February 2004.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

Purchase and Sale of Shares

You may buy or sell Investor Class and Fidelity Advantage Class shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of Investor Class or Fidelity Advantage Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Summary Prospectus

Fund Summary - continued

The price to sell one share of Investor Class or Fidelity Advantage Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum - Investor Class	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200
Initial Purchase Minimum - Fidelity Advantage Class	$10,000

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Spartan, Fidelity Advantage, Fidelity Investments & Pyramid Design, and FAST are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.925678.106 UEI-SUM-0413

Spartan® 500 Index Fund

Class/Ticker
Institutional/FXSIX	Fidelity Advantage® Institutional/FXAIX

Summary Prospectus

April 29, 2013

Fund Summary

Fund/Class:
Spartan® 500 Index Fund/Institutional, Fidelity Advantage® Institutional

Investment Objective

The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.000%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.010%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.040%	0.020%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 14
10 years	$ 63	$ 32

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

Summary Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns

Calendar Year	2012
15.96%

During the period shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	12.56%	March 31, 2012
Lowest Quarter Return	-2.76%	June 30, 2012
Year-to-Date Return	10.60%	March 31, 2013

Average Annual Returns

For the periods ended December 31, 2012	Past 1 year	Life of classA
Institutional Class	15.96%	5.82%
Fidelity Advantage Institutional Class	15.99%	5.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	5.85%

A From May 4, 2011.

Summary Prospectus

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode) and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund.

Portfolio Manager(s)

James Francis (senior portfolio manager) has managed the fund since October 2011.

Lou Bottari (portfolio manager) has managed the fund since January 2009.

Maximilian Kaufmann (portfolio manager) has managed the fund since December 2009.

Patrick Waddell (portfolio manager) has managed the fund since February 2004.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

Purchase and Sale of Shares

Institutional Class and Fidelity Advantage Institutional Class shares of the fund generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Plan participants may purchase Institutional Class and Fidelity Advantage Institutional Class shares of the fund only if Institutional Class and Fidelity Advantage Institutional Class shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet www.401k.com
Phone For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.
For Retirement Plan Level Accounts: Corporate Clients 1-800-962-1375 "Not for Profit" Clients 1-800-343-0860
Mail
Redemptions:
Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of Institutional Class or Fidelity Advantage Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class or Fidelity Advantage Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Institutional Class or Fidelity Advantage Institutional Class shares.

Summary Prospectus

Fund Summary - continued

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Spartan, Fidelity Advantage, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.928528.106 U5I-U5A-SUM-0413